Goodwill And Other Intangible Assets (Schedule Of Acquired Indefinite-Lived Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Indefinite-lived intangible assets	¥ 4,855	¥ 3,133